JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

December 13, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

JPMorgan SmartRetirement 2010 Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the amended risk/return summary information in the Class R2 shares prospectus for the Fund dated November 1, 2011. The purpose of this filing is to submit the XBRL information from the 497 filing dated November 29, 2011 for the Fund.

Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary

cc:	Vincent Di Stefano

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase